Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Property and equipment, net consist of the following:

	Year Ended
	December 31, 2023	December 31, 2022
Land	$422	$659
Assets not placed into service	831	662
Energy infrastructure	3,986	4,664
General infrastructure	12,214	12,402
IT infrastructure	824	820
Miners	15,802	15,759
Vehicle	76	140
Office furniture and equipment	343	343
Miner chip inventory	11,498	11,498

Gross property and equipment	$45,996	$46,947
Less: accumulated depreciation	(15,152)	(9,791)

Total property and equipment, net	$30,844	$37,156